STOCKHOLDERS' EQUITY (Summary of Status of Non-Vested Options) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Shares
Non-vested, beginning balance	13,418,000	7,394,000
Granted	16,135,000	14,076,000
Cancelled	(4,861,250)	(2,035,000)
Vested	(2,412,250)	(6,017,000)
Non-vested, ending balance	22,279,500	13,418,000
[SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsNonvestedWeightedAverageGrantDateFairValueAbstract]
Non-vested, beginning balance	$ 0.034	$ 0.050
Granted	$ 0.058	$ 0.035
Cancelled	$ 0.033	$ 0.056
Vested	$ 0.044	$ 0.048
Non-vested, ending balance	$ 0.051	$ 0.034